SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss from continuing operations before provision for income taxes	$ (27,191,894)	$ (6,208,871)	$ (56,315,143)
Tax at the Singapore rate of 17%	(4,622,622)	(1,055,508)	(9,573,574)
Reconciling items:
Permanent differences	297,800	(2,380,272)	5,867,054
Current period net operating losses not recognised as a deferred tax asset	6,187,916	1,600,731	3,019,483
Rate differential – non-Singapore entities	(661,038)	(183,113)	(736,092)
Other deferred tax activity	(169,511)	939,476	359,533
Over provision in prior year	(3,284,617)
Benefit from income taxes	$ (2,252,072)	$ (1,078,686)	$ (1,063,596)